Provision for Environmental Rehabilitation	12 Months Ended
Jun. 30, 2022
Provision For Environmental Rehabilitation [Abstract]
Provision for Environmental Rehabilitation	Provision for environmental rehabilitation
Accounting policy
Estimated long-term environmental obligations, comprising pollution control, rehabilitation and mine closure, are based on the group’s environmental management plans in compliance with current technological, environmental and regulatory requirements.

Based on disturbances to date, the net present value of expected rehabilitation cost estimates is recognised and provided for in full in the financial statements. The estimates are reviewed annually and are discounted using a pre-tax risk-free rate that is adjusted to reflect the current market assessments of the time value of money and the risks specific to the obligation.

Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and inflationary increases in the provision estimate, as well as changes in estimates. The present value of environmental disturbances created is capitalised to mining assets against an increase in the rehabilitation provision. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised immediately in the income statement. If the asset value is increased and there is an indication that the revised carrying value is not recoverable, impairment is assessed in accordance with the accounting policy dealing with impairments of non-financial assets (refer to note 2.5). Rehabilitation projects undertaken included in the estimates are charged to the provision as incurred. The cost of ongoing current programmes to prevent and control pollution is charged against income as incurred. Over time, the liability is increased to reflect an interest element, and the capitalised cost is depreciated over the life of the related asset.

Critical accounting estimates and judgements
Significant judgement is applied in estimating the ultimate rehabilitation cost that will be required in future to rehabilitate the group’s mines, related surface infrastructure and tailings dams. Ultimate cost may significantly differ from current estimates. The following rates were used in the calculation of the provision:

%	2022	2021	2020
South African operations
Inflation rate
– short term (Year 1)	6.55	5.11	4.50
– short term (Year 2)	5.20	4.99	4.50
– long term (Year 3 onwards)	5.50	5.25	5.00
Discount rates
– 12 months	5.50	4.90	3.90
– one to five years	8.30	7.30	5.55
– six to nine years	9.90	9.00	8.20
– ten years or more	10.90	10.30	10.95
PNG operations
Inflation rate	5.33	4.45	6.28
Discount rate	8.45	6.20	5.50

The group’s mining and exploration activities are subject to extensive environmental laws and regulations. The group has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements.
26    Provision for environmental rehabilitation continued
The following is a reconciliation of the total provision for environmental rehabilitation:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	4 662	3 408
Change in estimate – Balance sheet[1]	(248)	(774)
Change in estimate – Income statement[1]	136	135
Utilisation of provision	(65)	(15)
Time value of money and inflation component of rehabilitation costs	377	296
Acquisitions[2]	—	1 856
Translation	151	(244)
Balance at end of year	5 013	4 662
[1] Changes to life-of-mine plans for certain operations in 2021 and 2022 impacted the discounting of the cash flows. Also contributing to the movement in 2021 are the changes applied to the assumptions for Mponeng and the VR and WW closure businesses following the acquisition.
[2] This relates to the acquisition of Mponeng operations and related assets.

The environmental provision for PNG amounts to R1 185 million (2021: R1 084 million) and is unfunded due to regulations in the operating country.

While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the operations, in current monetary terms, is as follows:

SA Rand
Figures in million	2022	2021
Future net undiscounted obligation
Ultimate estimated rehabilitation cost	7 126	6 959
Amounts invested in environmental trust funds (refer to note 17)	(5 244)	(5 064)
Total future net undiscounted obligation	1 882	1 895

The group's South African mines are required to comply with the National Environmental Act's (NEMA) financial provision requirements. They are also required to substantively review and align their financial provision in accordance with these regulations during the relevant transitional period, which has now been extended to 19 September 2023. The group intends to finance the ultimate rehabilitation costs from the money invested in environmental trust funds as well as the proceeds on the sale of assets and gold from plant clean-up at the time of mine closure. The group has guarantees in place, some cash-backed, relating to some of the environmental liabilities. Refer to notes 17 and 38.